Exposures	6 Months Ended
Jun. 30, 2026
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Exposures	Exposures
Net exposures are reported after taking into consideration effects of guarantees and credit default swaps. Amounts are calculated in accordance with capital adequacy calculations, but before the application of credit conversion factors.
Total net exposures by exposure class

	Interest-bearing securities and lending				Committed undisbursed loans, derivatives, etc.				Total
	June 30, 2026		December 31, 2025		June 30, 2026		December 31, 2025		June 30, 2026		December 31, 2025
Skr bn	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	154.3	44.2	140.5	42.5	73.2	76.3	76.3	78.9	227.5	51.1	216.8	50.8
Regional governments	11.1	3.2	10.9	3.3	0.6	0.6	0.6	0.6	11.6	2.6	11.4	2.7
Multilateral development banks	2.3	0.7	5.1	1.6	—	—	—	—	2.3	0.5	5.1	1.2
Public sector entity	—	—	—	—	—	—	—	—	—	—	—	—
Financial institutions	32.0	9.2	26.6	8.1	5.2	5.4	5.7	5.8	37.2	8.4	32.2	7.6
Corporates	149.7	42.8	147.1	44.6	17.0	17.7	14.2	14.7	166.7	37.4	161.3	37.8
Total	349.5	100.0	330.1	100.0	96.0	100.0	96.8	100.0	445.4	100.0	426.9	100.0
Net exposure by region and exposure class, as of June 30, 2026

Skr bn	Middle East/Africa/ Turkey	Asia excl. Japan	Japan	North America	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	0.0	—	—	2.1	—	204.9	18.6	1.9	227.5
Regional governments	—	—	—	—	—	10.2	1.4	0.0	11.6
Multilateral development banks	—	1.6	—	0.4	—	—	0.4	—	2.3
Public sector entity	—	—	—	—	—	—	—	—	—
Financial institutions	0.0	—	2.7	4.6	0.0	17.1	12.7	—	37.2
Corporates	0.3	0.7	3.6	8.0	2.3	118.6	31.2	2.0	166.7
Total	0.3	2.3	6.4	15.0	2.3	350.9	64.3	3.9	445.4
Net exposure by region and exposure class, as of December 31, 2025

Skr bn	Middle East/Africa/ Turkey	Asia excl. Japan	Japan	North America	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	0.0	0.0	—	0.2	—	201.8	12.8	2.0	216.8
Regional governments	—	—	—	—	—	10.3	1.1	0.0	11.4
Multilateral development banks	—	0.8	—	—	—	—	4.4	—	5.1
Public sector entity	—	—	—	—	—	—	—	—	—
Financial institutions	0.0	—	2.1	3.2	0.0	16.6	10.3	0.0	32.2
Corporates	0.3	0.9	3.2	7.7	2.4	112.5	32.6	1.8	161.3
Total	0.3	1.7	5.3	11.1	2.4	341.2	61.1	3.7	426.9
Net exposure to European countries, excluding Sweden

Skr bn	June 30, 2026	December 31, 2025
Belgium	2.5	3.4
Denmark	7.1	5.8
Finland	9.5	6.5
France	9.2	6.4
Ireland	1.4	1.5
Iceland	0.0	0.0
Italy	0.2	0.2
Latvia	0.0	0.0
Luxembourg	2.0	7.6
Montenegro	0.0	0.0
The Netherlands	3.8	0.6
Norway	3.6	3.6
Poland	3.4	3.4
Portugal	0.7	0.8
Switzerland	0.4	0.5
Serbia	0.3	0.1
Slovakia	0.0	0.1
Spain	2.3	2.3
United Kingdom	10.6	8.7
Austria	0.3	0.7
Total	68.2	64.8